SUP-0101-0516

AB CAP FUND, INC.

AB Small Cap Growth Portfolio

Supplement dated May 10, 2016 to the Prospectus and Summary Prospectus dated October 30, 2015 (the “Prospectuses”), offering Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of the AB Small Cap Growth Portfolio (the “Portfolio”).

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Effective June 1, 2016, the Portfolio will re-open to new investors. Accordingly, effective June 1, 2016, the Prospectuses are amended as follows:

AB Small Cap Growth Portfolio

The introductory paragraph in the Summary Information in the Prospectuses is deleted in its entirety.

The second and third paragraphs in the section “Investing In the Funds” in the Prospectus is deleted in its entirety.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectuses for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0101-0516